Inventory	3 Months Ended
Jan. 31, 2022
Inventories [Abstract]
Inventory	Inventory

	January 31, 2022	October 31, 2021
	$	$

Raw material	1,722,222	850,416
Finished goods	1,158,825	347,391
	2,881,047	1,197,807

The cost of inventories recognized as an expense during the three months ended January 31, 2022 was $2,446,381 (three months ended January 31, 2021: $1,181,572).
The cost of inventories recognized as an expense during the three months ended January 31, 2022 includes a write down of $375,022 for finished goods and a write down of $285,495 for raw materials (three months ended January 31, 2021: $367,422 for finished goods and $53,757 for raw materials) in respect of adjustments of inventory to net realizable value. Net realizable value of inventory is calculated as the estimated consideration under provisional pricing arrangements less the estimated cost of completion and the estimated costs necessary to make the sale.